Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Other comprehensive income loss, effective income tax rate	38.00%